Note 14 - Retirement and Pension Plans - Percentage of Major Category of Plan Assets (Details)	Dec. 31, 2021	Dec. 31, 2020
Cash [Member]
Asset allocation	19.00%	12.00%
Debt Securities [Member]
Asset allocation	28.00%	28.00%
Equity Securities [Member]
Asset allocation	43.00%	49.00%